INVENTORIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Classes of current inventories [abstract]
Change in valuation allowance on inventory	$ 1,596,000	$ 136,447
Cost of inventories recognised as expense during period	1,701,900
Allowance for impairment	$ 1,838,971	$ 644,610